Shareholder Report, Line Graph (Details) 192391_Amplify Video Game Tech ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Mar. 08, 2016	Sep. 30, 2025
Amplify Video Game Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Amplify Video Game Leaders ETF NAV
Accumulated Value	$ 29,358	$ 23,418	$ 22,301	$ 35,727	$ 28,602	$ 17,428	$ 19,639	$ 18,120	$ 13,162	$ 10,000	$ 42,826
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 33,916	$ 24,874	$ 20,452	$ 24,196	$ 18,612	$ 16,163	$ 15,504	$ 13,149	$ 11,086	$ 10,000	$ 39,884